OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 1,230		$ 1,472
Warranty and campaign programs	903	$ 887	919	$ 941	$ 915	$ 925
Marketing and sales incentive programs	1,185		1,279
Tax payables	587		696
Accrued expenses and deferred income	660		639
Accrued employee benefits	624		562
Lease liabilities	396		449
Legal reserves and other provisions	324		299
Contract reserve	349		319
Contract liabilities	1,134		1,236
Restructuring reserve	73		103
Other	923		866
Total	8,388		8,839
Future rents related to buy-back agreements	$ 573		$ 657